Basic and diluted (loss) earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted (loss) earnings per share
20.	Basic and diluted loss per share

Basic net loss per share is calculated by dividing net loss by the weighted average number of shares of common stock outstanding during the period, and excludes any dilutive effects of employee stock-based awards. Diluted net loss per share is computed giving effect to all potentially dilutive shares of common stock, including common stock issuable upon vesting of stock-based payment awards. For the three months ended March 31, 2021 and 2020, the Company did not have any dilutive shares.

The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the three months ended March 31, 2021 and 2020 are as follows (in thousands, except per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Loss attributable to common stockholders—basic and diluted	$(4,175)	$(553)
Denominator:
Weighted average shares outstanding—basic and diluted	1	1
Loss per share:
Basic and diluted	$(4,175)	$(553)

The VCIP and OBIP awards are not included in weighted average shares outstanding for basic and diluted loss per share as they represent contingently issuable shares and the conditions were not met at the end of the periods. Class B units are not considered participating securities as they do not participate in dividends by LiveVox Holdings, Inc. to LiveVox TopCo, LLC (i.e., the parent entity that issued Class B Units) and therefore, would not be included in the calculation of both the basic or diluted loss per share.

19.	Basic and diluted (loss) earnings per share

Basic net (loss) earnings per share is calculated by dividing net (loss) earnings by the weighted average number of shares of common stock outstanding during the period, and excludes any dilutive effects of employee stock-based awards. Diluted net (loss) earnings per share is computed giving effect to all potentially dilutive shares of common stock, including common stock issuable upon vesting of stock based payment awards. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any dilutive shares.

The computation of (loss) earnings per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands, except per share data):

	Year Ended
	2020	2019	2018
Numerator:
(Loss) income attributable to common stockholders—basic and diluted	$(4,645)	$(6,913)	$1,886
Denominator:
Weighted average shares outstanding—basic and diluted	1	1	1
(Loss) earnings per share:
Basic and diluted	$(4,645)	$(6,913)	$1,886

The VCIP and OBIP awards are not included in weighted average shares outstanding for basic and diluted (loss) earnings per share as they represent contingently issuable shares and the conditions were not met at the end of the periods. Class B units are not considered participating securities as they do not participate in dividends by LiveVox Holdings, Inc. to LiveVox TopCo, LLC (i.e., the parent entity that issued Class B Units) and therefore, would not be included in the calculation of both the basic or diluted (loss) earnings per share.